Convertible Notes and Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of unamortized debt discount, fair value of conversion feature, and accrued interest
	April 26, 2022	December 31, 2021
Unamortized debt discount	$230	$657
Fair value of conversion feature	$4,094	$3,488
Accrued interest	$1,375	$1,136

	December 31, 2021	December 31, 2020
Unamortized debt discount	$657	$1,942
Fair value of conversion feature	$3,488	$2,380
Accrued interest	$1,136	$395

Schedule of accrued interest and fair value remeasurement
	December 31, 2021	December 31, 2020
Remeasurement of conversion feature – gain/(loss)	$(1,108)	$80

Schedule of convertible notes, current portion
December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
December 31, 2020
SNAP June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058

Schedule of convertible notes, current portion
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132

Schedule of convertible notes, debt balances
	June 30, 2022
	SVB March 2021 Note	SCI June 2021 Note	Total
Notes payable	$12,000	$5,000	$17,000
Notes payable, net of current portion	16,050	10,108	26,158
Unamortized loan discount	(102)	—	(102)
Total	$27,948	$15,108	$43,056
Unamortized debt issuance cost recorded as an asset	$—	$357	$357
December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132